Submission	Feb. 10, 2025
Submission [Line Items]
Central Index Key	0000027904
Registrant Name	DELTA AIR LINES, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES